Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 18,801	$ 14,141
of which: government bills / bonds	9,789	8,492
Loans to financial advisors	2,569	2,877
Fee- and commission-related receivables	2,014	1,521
Finance lease receivables	1,447	1,444
Settlement and clearing accounts	614	587
Accrued interest income	591	742
Other	1,158	1,669
Total other financial assets measured at amortized cost	27,194	22,980
UBS AG
Disclosure Of Financial Assets [Line Item]
Debt securities	18,801	14,141
of which: government bills / bonds	9,789	8,492
Loans to financial advisors	2,569	2,877
Fee- and commission-related receivables	2,014	1,520
Finance lease receivables	1,447	1,444
Settlement and clearing accounts	614	587
Accrued interest income	592	742
Other	1,182	1,701
Total other financial assets measured at amortized cost	$ 27,219	$ 23,012